Income Tax (Details) - Schedule of pre-tax income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax (Details) - Schedule of pre-tax income [Line Items]
Total	$ 184,011	$ 143,756	$ 119,837
Domestic (Israel) [Member]
Income Tax (Details) - Schedule of pre-tax income [Line Items]
Total	137,213	106,974	88,942
Foreign [Member]
Income Tax (Details) - Schedule of pre-tax income [Line Items]
Total	$ 46,798	$ 36,782	$ 30,895